Financial result	9 Months Ended
Sep. 30, 2018
Financial result
Financial result

8. Financial result

	Three months ended September 30,
	2018	2017
	(€ in thousands)
Interest expense	(1,086)	(41)
Finance lease obligations	(20)	(22)
Long-term debt	(238)	(11)
Expense from revaluation of derivative financial instruments	(805)	--
Other	(23)	(8)
Interest income	44	5
Income from bond funds	34	2
Other	10	3
Financial result	(1,042)	(36)

	Nine months ended September 30,
	2018	2017
	(€ in thousands)
Interest expense	(962)	(90)
Finance lease obligations	(79)	(39)
Long-term debt	(705)	(40)
Expense from revaluation of derivative financial instruments	(89)	--
Other	(89)	(11)
Interest income	60	12
Income from bond funds	48	9
Other	12	3
Financial result	(902)	(78)